Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 103,216,950	₩ 93,805,369
Securities at amortized cost	31,944,368	33,315,999
Total	135,161,318	127,121,368
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	101,282,906	92,016,210
Securities at amortized cost	31,944,368	33,315,999
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	44,038,340	42,463,118
Securities at amortized cost	22,779,176	21,808,057
Financial Institutions bonds
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	35,435,282	25,983,405
Securities at amortized cost	1,837,790	3,787,661
Corporate bonds and others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	21,809,284	23,569,687
Securities at amortized cost	7,327,402	7,720,281
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	1,830,922	1,594,019
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	594	4,367
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	102,528	190,773
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 1,934,044	₩ 1,789,159